Impact of New Accounting Pronouncements	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Impact of New Accounting Pronouncements	Impact of New Accounting Pronouncements
Impact of new accounting pronouncements adopted during fiscal year ended December 31, 2020 (or previously)
Measurement of Credit Losses on Financial Instruments

In June 2016, the FASB issued ASU 2016-13 'Measurement of Credit Losses on Financial Instruments (Topic 326)', which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life. The update provides guidance on the measurement of credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The amendment replaces the previous incurred loss impairment approach with a methodology to reflect expected credit losses and requires consideration of a broader range of reasonable and supportable information to explain credit loss estimates. The updated guidance was applied on a modified retrospective approach and was effective for the Group for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The adoption of ASU 2016-13 did not have a significant impact on the financial statements.

Fair Value Measurement

In August 2018, the FASB issued ASU 2018-13 'Fair Value Measurement - Disclosure Framework (Topic 820)'. The updated guidance requires entities to disclose changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements and the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. Amendments in this guidance also require disclosure of transfers into and out of Level 3 of the fair value hierarchy, purchases and issues of Level 3 assets and liabilities, and clarify that the measurement uncertainty disclosure is about the uncertainty in measurement as of the reporting date. The guidance removed requirements to disclose the amounts and reasons for transfers between Level 1 and Level 2, policy for timing between of transfers between levels, and the valuation processes for Level 3 fair value measurements. The updated guidance is effective for the Group for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The adoption of ASU 2018-13 did not have a significant impact on the financial statements.

    Other Pronouncements
    We have reviewed the FASB issued Accounting Standards Update (ASU) accounting pronouncements and interpretations thereof that have effective dates during the periods reported. The following relevant ASUs have also been adopted in 2020:

ASU 2020-04 'Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting' provides optional expedients and exceptions for applying US GAAP to contracts, hedging relationships, and other transactions affected by the reference rate reform. The amendments apply only to contracts and transactions that reference LIBOR or another reference rate expected to be discontinued as part of the reform. This ASU was issued on March 12, 2020 and applies only to contracts or transactions entered into or evaluated before December 31, 2022. This ASU was effective and adopted upon issuance. The adoption of ASU 2020-04 did not have a significant impact on the financial statements.

In August 2018, the FASB issued ASU 2018-15 'Intangibles - Goodwill and Other - Internal-Use Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (Topic 350)'. The amendments in the update align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The ASU is effective for the Group for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years and was applied prospectively to all relevant implementation costs incurred after the adoption date. The adoption of ASU 2018-15 did not have a significant impact on the financial statements.

In November 2019, the FASB issued ASU 2019-08 'Codification Improvements—Share-Based Consideration Payable to a Customer'. The amendments in this update require that an entity measure and classify share-based payment awards granted to a customer by applying the guidance in ASC 718. The amount recorded as a reduction of the transaction price is required to be measured on the basis of the grant-date fair value of the share-based payment award in accordance with ASC 718. The grant date is the date at which a grantor (supplier) and a grantee (customer) reach a mutual understanding of the key terms and conditions of a share-based payment award. The classification and subsequent measurement of the award are subject to the guidance in ASC 718 unless the share-based payment award is subsequently modified and the grantee is no longer a customer. The amendments in this update are effective for the Group for fiscal years beginning after December 15, 2019. The adoption of ASU 2019-08 did not have a significant impact on the financial statements.
In August 2018, the FASB issued ASU 2018-14 'Compensation - Retirement Benefits - Defined Benefit Plans (Topic 715)'. The updated guidance requires additional disclosures of weighted-average interest credit rates for cash balance plans and an explanation of the reasons for significant gains and losses related to changes in the benefit obligation. Amendments in the guidance also clarify the requirement to disclose the projected benefit obligation (PBO) and fair value of plan assets for plans with PBOs in excess of plan assets. The same disclosure is needed for the accumulated benefit obligation (ABO) and fair value of plan assets for plans with ABOs in excess of plan assets. The guidance removes certain previous disclosure requirements no longer considered cost beneficial. The amendments are effective for fiscal years ending after December 15, 2020, with early adoption permitted. The adoption of ASU 2018-14 did not to have a significant impact on the financial statements.
In January 2017, the FASB issued ASU 2017-04 'Intangibles - Goodwill and Other: Simplifying the test for goodwill impairment' which requires an entity to no longer perform a hypothetical purchase price allocation to measure goodwill impairment. Instead, impairment will be measured using the difference between the carrying amount and the fair value of the reporting unit. The ASU is effective for public businesses, that are SEC filers, for annual and interim periods in fiscal years beginning after December 15, 2019, with early adoption permitted. The company early adopted this ASU from January 1, 2018. The adoption of this ASU did not have a significant impact on the financial statements.

Impact of new accounting pronouncements which will be adopted during fiscal year ended December 31, 2021
    In August 2020, the FASB issues ASU 2020-06 ‘Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity’ which removes the separation models in ASC 470 ‘Debt’ for convertible debt with cash conversion features and convertible instruments with beneficial conversion features. The ASU also removes from ASC 815 ‘Derivatives and Hedge Accounting’ certain conditions for equity classification for contracts on an entity’s own equity. This ASU can be adopted using either the retrospective approach or the modified retrospective approach and is effective for the Group for fiscal years ending after December 15, 2021. The guidance may be early adopted for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. This ASU is not expected to have a significant impact on the financial statements.

In December 2019, the FASB issued ASU 2019-12 'Simplifying the Accounting for Income Taxes (Topic 740)'. The amendments in this update simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The Company will adopt the amendments in this ASU on a prospective basis, except where the required method of adoption is retrospective or modified retrospective. ASU 2019-12 is effective for the Company for fiscal years commencing on or after December 15, 2020. This ASU is not expected to have a significant impact on the financial statements.

In January 2020, the FASB issued ASU 2020-01, 'Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)'. ASU 2020-01 states any equity security transitioning from the alternative method of accounting under Topic 321 to the equity method, or vice versa, due to an observable transaction will be remeasured immediately before the transition. In addition, the ASU clarifies the accounting for certain non-derivative forward contracts or purchased call options to acquire equity securities stating such instruments will be measured using the fair value principles of Topic 321 before settlement or exercise. The ASU is effective for fiscal years beginning after December 15, 2020, and will be applied on a prospective basis. Early adoption is permitted. The adoption of this ASU is not expected to have a significant impact of the financial statements.
Impact of other new accounting pronouncements
    No other new accounting pronouncement issued or effective has had, or is expected to have, a significant impact on the Company’s consolidated financial statements.